Financial Instruments and Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	$ 0	$ 0
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	638	953
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments	(93)	(116)
Loss On Derivative Instruments [Member]
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments	(93)	(116)
Derivative Financial Instruments Current Portion [Member]
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	0	0
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	638	479
Derivative Financial Instruments Net Of Current Portion [Member]
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	0	0
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	$ 0	$ 474